Cover Page	Nov. 08, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	001-39610
Entity Tax Identification Number	84-4199750
Entity Address, Address Line One	265 Franklin Street
Entity Address, State or Province	MA
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02110
City Area Code	800
Local Phone Number	327-8376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001810546
Amendment Flag	true
Amendment Description	Eastern Bankshares, Inc. (the “Company”) is filing this Exhibit 99.1 to its Current Report on Form 8-K (including this Exhibit 99.1, the “Form 8-K”) solely to recast certain financial information and related disclosures included in the Company’s Current Report on Form 10-K for the fiscal year ended December 31, 2022, originally filed with the United States (“U.S.”) Securities and Exchange Commission (the “SEC”) on February 24, 2023 (the “2022 Form 10-K”).Discontinued OperationsOn September 19, 2023, the Company announced that it had entered into an agreement with Arthur J. Gallagher & Co. (“Gallagher”) to sell substantially all of the assets and transfer substantially all of the liabilities of its insurance agency business, which conducts business under the name Eastern Insurance Group, LLC (“Eastern Insurance Group”), in exchange for cash consideration. On October 31, 2023, the Company completed the sale of its insurance agency business to Gallagher. Substantially all of the historical results of our previously reported insurance agency business segment have been reflected as discontinued operations in our recast consolidated financial statements for all periods presented herein, including, as of December 31, 2022 and 2021, the assets and liabilities associated with the discontinued operations being classified as assets and liabilities of discontinued operations in our Consolidated Balance Sheets. Refer to Note 24, “Discontinued Operations” within the Notes to the Consolidated Financial Statements included in Item 8 in this Current Report on Form 8-K for additional information.DisclaimerThis Current Report on Form 8-K does not revise or update any section or subsection of the 2022 Form 10-K other than as expressly noted above. Moreover, in order to preserve the nature and character of the disclosures set forth in such items as originally filed in the 2022 Form 10-K, no attempt has been made in this Current Report on Form 8-K, and it should not be read, to modify or update disclosures as presented in the 2022 Form 10-K to reflect events or occurrences after the date of the filing of the 2022 Form 10-K, except for (i) matters relating specifically to the recasting of the presentation described above and (ii) the information presented in Note 27 Subsequent Events to the Company’s recast financial statements for the year ended December 31, 2022 included as Part II, Item 8 of this Current Report on Form 8-K. Without limiting the foregoing disclaimer, this Current Report on Form 8-K does not purport to update the 2022 Form 10-K for any information, uncertainties, transactions, risks, events or trends occurring, or known to management as of the filing of this Current Report on Form 8-K. Therefore, this Form 8-K (including Exhibit 99.1) should be read in conjunction with the 2022 Form 10-K and the Company’s filings made with the SEC subsequent to the filing of the 2022 Form 10-K, including, without limitation, the Company’s Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023, June 30, 2023, and September 30, 2023.